PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)

Common Stocks – 95.9% of Net Assets
	Automobile Components – 2.9%
151,467	BorgWarner, Inc.	$7,438,544
61,000	Magna International, Inc.	3,267,770

		10,706,314

	Automobiles – 2.1%
209,560	General Motors Co.	7,686,661

	Banks – 7.6%
245,836	Bank of America Corp.	7,030,910
187,218	Citigroup, Inc.	8,778,652
108,400	Truist Financial Corp.	3,696,440
241,404	Wells Fargo & Co.	9,023,681

		28,529,683

	Broadline Retail – 3.9%
93,100	Amazon.com, Inc.(a)	9,616,299
111,365	eBay, Inc.	4,941,265

		14,557,564

	Building Products – 3.0%
78,900	Fortune Brands Innovations, Inc.	4,633,797
109,600	Masco Corp.	5,449,312
128,800	Masterbrand, Inc.(a)	1,035,552

		11,118,661

	Capital Markets – 13.2%
125,082	Bank of New York Mellon Corp.	5,683,726
83,639	Charles Schwab Corp.	4,381,011
20,498	Goldman Sachs Group, Inc.	6,705,101
80,666	Intercontinental Exchange, Inc.	8,412,657
233,310	KKR & Co., Inc.	12,253,441
12,821	Moody’s Corp.	3,923,482
101,766	State Street Corp.	7,702,669

		49,062,087

	Consumer Finance – 6.1%
323,754	Ally Financial, Inc.	8,252,490
35,373	American Express Co.	5,834,776
89,906	Capital One Financial Corp.	8,645,361

		22,732,627

	Consumer Staples Distribution & Retail – 1.0%
78,400	Kroger Co.	3,870,608

	Electronic Equipment, Instruments & Components – 1.3%
36,265	TE Connectivity Ltd.	4,756,155

	Entertainment – 5.5%
16,126	Netflix, Inc.(a)	5,571,210

Shares	Description	Value (†)

Common Stocks – continued
	Entertainment – continued
39,097	Take-Two Interactive Software, Inc.(a)	$4,664,272
35,300	Walt Disney Co.(a)	3,534,589
455,200	Warner Bros. Discovery, Inc.(a)	6,873,520

		20,643,591

	Financial Services – 3.3%
75,169	Fiserv, Inc.(a)	8,496,352
37,600	Global Payments, Inc.	3,957,024

		12,453,376

	Ground Transportation – 0.9%
103,700	Uber Technologies, Inc.(a)	3,287,290

	Health Care Providers & Services – 1.6%
23,219	HCA Healthcare, Inc.	6,122,386

	Hotels, Restaurants & Leisure – 2.7%
2,613	Booking Holdings, Inc.(a)	6,930,747
23,128	Hilton Worldwide Holdings, Inc.	3,258,042

		10,188,789

	Household Durables – 2.1%
131,100	PulteGroup, Inc.	7,640,508

	Insurance – 3.6%
62,235	American International Group, Inc.	3,134,155
23,137	Reinsurance Group of America, Inc.	3,071,668
31,463	Willis Towers Watson PLC	7,311,372

		13,517,195

	Interactive Media & Services – 7.9%
134,920	Alphabet, Inc., Class A(a)	13,995,252
41,466	Meta Platforms, Inc., Class A(a)	8,788,304
243,100	Pinterest, Inc., Class A(a)	6,629,337

		29,412,893

	Machinery – 2.8%
46,849	PACCAR, Inc.	3,429,347
21,300	Parker-Hannifin Corp.	7,159,143

		10,588,490

	Media – 4.4%
11,674	Charter Communications, Inc., Class A(a)	4,174,739
218,042	Comcast Corp., Class A	8,265,972
48,500	Liberty Broadband Corp., Class C(a)	3,962,450

		16,403,161

	Oil, Gas & Consumable Fuels – 5.4%
172,072	APA Corp.	6,204,916
66,677	ConocoPhillips	6,615,025
63,577	EOG Resources, Inc.	7,287,832

		20,107,773

Shares	Description	Value (†)

Common Stocks – continued
	Professional Services – 1.5%
28,000	Equifax, Inc.	$5,679,520

	Real Estate Management & Development – 2.1%
107,018	CBRE Group, Inc., Class A(a)	7,791,980

	Software – 9.3%
16,100	Adobe, Inc.(a)	6,204,457
114,000	Oracle Corp.	10,592,880
47,400	Salesforce, Inc.(a)	9,469,572
39,980	Workday, Inc., Class A(a)	8,257,469

		34,524,378

	Tobacco – 1.7%
140,814	Altria Group, Inc.	6,283,121

	Total Common Stocks (Identified Cost $336,949,462)	357,664,811

Principal Amount

Short-Term Investments – 4.5%
$ 16,859,869	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $16,862,819 on 4/03/2023 collateralized by $17,640,200 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $17,197,131 including accrued interest(b) (Identified Cost $16,859,869)	16,859,869

	Total Investments – 100.4% (Identified Cost $353,809,331)	374,524,680
	Other assets less liabilities – (0.4)%	(1,465,755)

	Net Assets – 100.0%	$373,058,925

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$357,664,811	$—	$—	$357,664,811
Short-Term Investments	—	16,859,869	—	16,859,869

Total	$357,664,811	$16,859,869	$—	$374,524,680

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2023 (Unaudited)

Capital Markets	13.2%
Software	9.3
Interactive Media & Services	7.9
Banks	7.6
Consumer Finance	6.1
Entertainment	5.5
Oil, Gas & Consumable Fuels	5.4
Media	4.4
Broadline Retail	3.9
Insurance	3.6
Financial Services	3.3
Building Products	3.0
Automobile Components	2.9
Machinery	2.8
Hotels, Restaurants & Leisure	2.7
Real Estate Management & Development	2.1
Automobiles	2.1
Household Durables	2.1
Other Investments, less than 2% each	8.0
Short-Term Investments	4.5

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%